UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05151

J.P. Morgan Mutual Fund Group

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Group

Schedule of Portfolio Investments as of November 30, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2012.

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 7.4%
	Ally Auto Receivables Trust,
214	Series 2010-1, Class A3, 1.450%, 05/15/14	215
89	Series 2010-3, Class A4, 1.550%, 08/17/15	90
137	Series 2011-3, Class A3, 0.970%, 08/17/15	137
126	Series 2011-4, Class A4, 1.140%, 06/15/16	126
	AmeriCredit Automobile Receivables Trust,
57	Series 2009-1, Class A3, 3.040%, 10/15/13	57
185	Series 2010-3, Class A3, 1.140%, 04/08/15	185
90	Series 2011-3, Class A3, 1.170%, 01/08/16	90
71	Series 2011-4, Class A3, 1.170%, 05/09/16	71
	Bank of America Auto Trust,
39	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	39
100	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	102
67	Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	67
	CarMax Auto Owner Trust,
57	Series 2009-1, Class A3, 4.120%, 03/15/13	57
48	Series 2010-1, Class A3, 1.560%, 07/15/14	47
202	Series 2010-1, Class A4, 2.400%, 04/15/15	207
113	Series 2011-2, Class A4, 1.350%, 02/15/17	113
	Chrysler Financial Auto Securitization Trust,
69	Series 2009-A, Class A3, 2.820%, 01/15/16	70
196	Series 2010-A, Class A3, 0.910%, 08/08/13	196
	CNH Equipment Trust,
4	Series 2009-C, Class A3, 1.850%, 12/16/13	4
51	Series 2010-A, Class A3, 1.540%, 07/15/14	51
155	Series 2011-A, Class A3, 1.200%, 05/16/16	156
150	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35	145
	Ford Credit Auto Owner Trust,
57	Series 2009-B, Class A3, 2.790%, 08/15/13	57
100	Series 2010-B, Class A4, 1.580%, 09/15/15	101
299	GSAMP Trust, Series 2006-NC1, Class A2, VAR, 0.437%, 02/25/36	235
	Harley-Davidson Motorcycle Trust,
21	Series 2007-1, Class A4, 5.210%, 06/17/13	21
47	Series 2009-4, Class A3, 1.870%, 02/15/14	47
263	Home Equity Asset Trust, Series 2006-3, Class 2A3, VAR, 0.437%, 07/25/36	252
28	Honda Auto Receivables Owner Trust, Series 2009-3, Class A3, 2.310%, 05/15/13	28
100	Huntington Auto Trust, Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	99
	Hyundai Auto Receivables Trust,
199	Series 2010-A, Class A3, 1.500%, 10/15/14	200
260	Series 2010-B, Class A4, 1.630%, 03/15/17	263
35	John Deere Owner Trust, Series 2011-A, Class A3, 1.290%, 01/15/16	35
167	Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3, 1.670%, 01/15/14	168
	Nissan Auto Receivables Owner Trust,
95	Series 2009-1, Class A3, 5.000%, 09/15/14	97
69	Series 2009-A, Class A3, 3.200%, 02/15/13	69
210	Residential Asset Mortgage Products, Inc., Series 2006-EFC1, Class A2, VAR, 0.457%, 02/25/36	200
227	Residential Asset Securities Corp., Series 2006-KS2, Class A3, VAR, 0.447%, 03/25/36	214
	Santander Drive Auto Receivables Trust,
150	Series 2010-1, Class A3, 1.840%, 11/17/14	151
35	Series 2010-3, Class A3, 1.200%, 06/16/14	35
300	Series 2010-B, Class A3, 1.310%, 02/17/14 (e)	300
200	Volkswagen Auto Loan Enhanced Trust, Series 2011-1, Class A4, 1.980%, 09/20/17	205
	World Omni Auto Receivables Trust,
26	Series 2010-A, Class A3, 1.340%, 12/16/13	26

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
45	Series 2010-A, Class A4, 2.210%, 05/15/15	45

	Total Asset-Backed Securities (Cost $5,164)	5,073

Collateralized Mortgage Obligations — 5.0%
	Agency CMO — 4.9%
	Federal Home Loan Mortgage Corp. REMICS,
262	Series 2594, Class QP, 4.000%, 03/15/33	276
160	Series 2686, Class VP, 5.000%, 09/15/17	167
	Federal National Mortgage Association REMICS,
98	Series 2003-42, Class EP, 4.000%, 11/25/22	101
350	Series 2003-92, Class PE, 4.500%, 09/25/18	381
174	Series 2005-31, Class PA, 5.500%, 10/25/34	194
200	Series 2005-48, Class MD, 5.000%, 04/25/34	219
112	Series 2007-76, Class DB, 6.000%, 05/25/33	118
200	Series 2008-68, Class VN, 5.500%, 03/25/27	220
236	Series 2010-64, Class DM, 5.000%, 06/25/40	258
312	Series 2010-64, Class EH, 5.000%, 10/25/35	332
200	Series 3209, Class EG, 4.500%, 08/15/20	220
	Government National Mortgage Association,
5	Series 2002-24, Class FA, VAR, 0.750%, 04/16/32 (m)	5
50	Series 2003-86, Class PE, 5.000%, 09/20/32	54
305	Series 2003-105, Class VH, 4.500%, 01/16/28	322
244	Series 2009-31, Class BV, 4.500%, 06/20/20	271
161	Series 2009-67, Class GK, 4.500%, 01/16/37	172
83	NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.400%, 12/08/20	85

		3,395

	Non-Agency CMO — 0.1%
44	MASTR Alternative Loans Trust, Series 2004-8, Class 7A1, 5.000%, 09/25/19	45

	Total Collateralized Mortgage Obligations (Cost $3,392)	3,440

Commercial Mortgage-Backed Securities — 0.2%
100	Nomura Asset Securities Corp., Series 1998-D6, Class A4, VAR, 7.895%, 03/15/30	106
56	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	60

	Total Commercial Mortgage-Backed Securities (Cost $168)	166

Corporate Bonds — 26.6%
	Consumer Discretionary — 0.6%
	Auto Components — 0.1%
65	Johnson Controls, Inc., 4.875%, 09/15/13	69

	Automobiles — 0.1%
70	Daimler Finance North America LLC, 6.500%, 11/15/13	76

	Broadcasting & Cable TV — 0.1%
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
24	3.125%, 02/15/16	24
45	3.500%, 03/01/16	46

		70

	Internet Retail — 0.1%
30	eBay, Inc., 1.625%, 10/15/15	30

	Media — 0.2%
40	Comcast Corp., 6.500%, 01/15/15	45
40	Discovery Communications LLC, 3.700%, 06/01/15	42
50	NBCUniversal Media LLC, 2.875%, 04/01/16	51
30	Viacom, Inc., 6.250%, 04/30/16	35

		173

	Total Consumer Discretionary	418

	Consumer Staples — 2.1%
	Beverages — 0.7%
16	Anheuser-Busch InBev Worldwide, Inc., 1.500%, 07/14/14	16
	Bottling Group LLC,
45	5.000%, 11/15/13	49
65	6.950%, 03/15/14	73
160	Coca-Cola Co. (The), 3.625%, 03/15/14	170
85	PepsiCo, Inc., 3.750%, 03/01/14	91
50	SABMiller plc, (United Kingdom), 5.700%, 01/15/14 (e)	54

		453

	Food & Staples Retailing — 0.1%
	Kroger Co. (The),
20	3.900%, 10/01/15	22
20	7.500%, 01/15/14	22

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Food & Staples Retailing — Continued
45	Wal-Mart Stores, Inc., 7.250%, 06/01/13	49

		93

	Food Products — 1.3%
120	Bunge Ltd. Finance Corp., 5.875%, 05/15/13	126
50	Cargill, Inc., 4.375%, 06/01/13 (e)	52
35	General Mills, Inc., 5.250%, 08/15/13	38
	Kraft Foods, Inc.,
600	4.125%, 02/09/16	643
37	6.250%, 06/01/12	38

		897

	Total Consumer Staples	1,443

	Energy — 0.6%
	Energy Equipment & Services — 0.1%
20	Transocean, Inc., (Cayman Islands), 5.050%, 12/15/16	20

	Oil, Gas & Consumable Fuels — 0.5%
15	Anadarko Petroleum Corp., 5.750%, 06/15/14	16
35	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14	38
40	ConocoPhillips Australia Funding Co., 5.500%, 04/15/13	43
30	PC Financial Partnership, 5.000%, 11/15/14	32
	Shell International Finance B.V., (Netherlands),
30	1.875%, 03/25/13	30
15	3.100%, 06/28/15	16
35	4.000%, 03/21/14	38
100	Statoil ASA, (Norway), 5.125%, 04/30/14 (e)	109
29	Total Capital S.A., (France), 3.000%, 06/24/15	31

		353

	Total Energy	373

	Financials — 16.0%
	Capital Markets — 2.8%
200	Bank of New York Mellon Corp. (The), 4.500%, 04/01/13	209
100	BlackRock, Inc., 3.500%, 12/10/14	107
45	Charles Schwab Corp. (The), 4.950%, 06/01/14	49
	Credit Suisse USA, Inc.,
200	4.875%, 01/15/15	206
50	5.125%, 08/15/15	53
600	Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13	601
85	Jefferies Group, Inc., 3.875%, 11/09/15	72
	Morgan Stanley,
100	5.375%, 10/15/15	95
280	6.750%, 10/15/13	292
15	Nomura Holdings, Inc., (Japan), 4.125%, 01/19/16	14
60	Northern Trust Corp., 5.500%, 08/15/13	65
135	State Street Corp., 4.300%, 05/30/14	145

		1,908

	Commercial Banks — 3.2%
45	Bank of Nova Scotia, (Canada), 3.400%, 01/22/15	47
110	Barclays Bank plc, (United Kingdom), 5.200%, 07/10/14	114
240	BB&T Corp., 5.200%, 12/23/15	258
20	Canadian Imperial Bank of Commerce, (Canada), 2.350%, 12/11/15	20
	Deutsche Bank AG, (Germany),
175	3.875%, 08/18/14	179
100	5.375%, 10/12/12	103
30	Fifth Third Bancorp, 3.625%, 01/25/16	30
20	M&T Bank Corp., 5.375%, 05/24/12	20
100	National City Corp., 4.900%, 01/15/15	107
50	SunTrust Banks, Inc., 3.600%, 04/15/16	50
250	U.S. Bank N.A., 6.300%, 02/04/14	275
800	Wachovia Corp., 5.500%, 05/01/13	847
128	Westpac Banking Corp., (Australia), 2.100%, 08/02/13	129

		2,179

	Consumer Finance — 1.9%
	American Express Credit Corp.,
130	5.875%, 05/02/13	137
150	7.300%, 08/20/13	162
20	Capital One Financial Corp., 7.375%, 05/23/14	22
720	HSBC Finance Corp., 5.000%, 06/30/15	735
200	John Deere Capital Corp., 5.250%, 10/01/12	207
55	Toyota Motor Credit Corp., 3.200%, 06/17/15	58

		1,321

	Diversified Financial Services — 3.8%
	Bank of America Corp.,
50	4.900%, 05/01/13	50

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
100	7.375%, 05/15/14	101
	BP Capital Markets plc, (United Kingdom),
60	3.125%, 03/10/12	60
80	3.625%, 05/08/14	84
	Caterpillar Financial Services Corp.,
150	4.900%, 08/15/13	161
50	6.125%, 02/17/14	55
	Citigroup, Inc.,
520	5.500%, 04/11/13	533
45	6.375%, 08/12/14	47
200	CME Group, Inc., 5.400%, 08/01/13	213
20	ERAC USA Finance LLC, 2.750%, 07/01/13 (e)	20
	General Electric Capital Corp.,
1,000	4.750%, 09/15/14	1,073
125	5.900%, 05/13/14	136
50	NASDAQ OMX Group, Inc. (The), 4.000%, 01/15/15	52
20	National Rural Utilities Cooperative Finance Corp., 2.625%, 09/16/12	20

		2,605

	FDIC Guaranteed Securities (~) — 2.9%
600	Bank of America Corp.,	610
	3.125%, 06/15/12
700	General Electric Capital Corp.,	715
	2.125%, 12/21/12
300	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	305
400	John Deere Capital Corp., 2.875%, 06/19/12	406

		2,036

	Insurance — 0.3%
50	Allstate Corp. (The), 6.200%, 05/16/14	56
40	CNA Financial Corp., 5.850%, 12/15/14	42
100	Metropolitan Life Global Funding I, 5.125%, 04/10/13 (e)	104
20	Travelers Cos., Inc. (The), 6.250%, 06/20/16	23

		225

	Real Estate Investment Trusts (REITs) — 0.1%
35	ERP Operating LP, 5.250%, 09/15/14	37
42	HCP, Inc., 2.700%, 02/01/14	42
13	Simon Property Group LP, 4.200%, 02/01/15	14

		93

	Thrifts & Mortgage Finance — 1.0%
700	Countrywide Financial Corp., 5.800%, 06/07/12	696

	Total Financials	11,063

	Health Care — 0.1%
	Biotechnology — 0.0% (g)
19	Amgen, Inc., 2.300%, 06/15/16	19

	Pharmaceuticals — 0.1%
50	Eli Lilly & Co., 3.550%, 03/06/12	50

	Total Health Care	69

	Industrials — 1.0%
	Aerospace & Defense — 0.4%
150	Boeing Co. (The), 5.125%, 02/15/13	158
100	Honeywell International, Inc., 3.875%, 02/15/14	107

		265

	Commercial Services & Supplies — 0.0% (g)
10	Pitney Bowes, Inc., 4.875%, 08/15/14	11

	Industrial Conglomerates — 0.1%
30	Ingersoll-Rand Global Holding Co. Ltd., (Bermuda), 9.500%, 04/15/14	35

	Machinery — 0.1%
34	Danaher Corp., 1.300%, 06/23/14	34
40	PACCAR, Inc., 6.875%, 02/15/14	45

		79

	Road & Rail — 0.4%
100	Burlington Northern Santa Fe LLC, 5.900%, 07/01/12	103
	Canadian National Railway Co., (Canada),
20	4.400%, 03/15/13	21
30	4.950%, 01/15/14	32
80	CSX Corp., 6.300%, 03/15/12	81
70	Union Pacific Corp., 5.450%, 01/31/13	74

		311

	Total Industrials	701

	Information Technology — 1.4%
	Communications Equipment — 0.1%
50	Cisco Systems, Inc., 5.500%, 02/22/16	58

	Computers & Peripherals — 0.4%
59	Dell, Inc., 3.100%, 04/01/16	62
	Hewlett-Packard Co.,
20	2.950%, 08/15/12	20
120	6.125%, 03/01/14	132
60	International Business Machines Corp., 4.750%, 11/29/12	62

		276

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
15	3.375%, 11/01/15	15

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Electronic Equipment, Instruments & Components — Continued
40	6.875%, 07/01/13	43

		58

	IT Services — 0.1%
50	HP Enterprise Services LLC, 6.000%, 08/01/13	53

	Office Electronics — 0.2%
110	Xerox Corp., 8.250%, 05/15/14	125

	Semiconductors & Semiconductor Equipment — 0.1%
37	Intel Corp., 1.950%, 10/01/16	38
40	National Semiconductor Corp., 3.950%, 04/15/15	43
34	Texas Instruments, Inc., 2.375%, 05/16/16	35

		116

	Software — 0.4%
140	Microsoft Corp., 2.950%, 06/01/14	148
140	Oracle Corp., 4.950%, 04/15/13	148

		296

	Total Information Technology	982

	Materials — 0.5%
	Chemicals — 0.3%
40	Dow Chemical Co. (The), 7.600%, 05/15/14	45
	EI du Pont de Nemours & Co.,
29	1.950%, 01/15/16	30
45	3.250%, 01/15/15	48
33	5.000%, 01/15/13	34
50	Potash Corp. of Saskatchewan, Inc., (Canada), 3.750%, 09/30/15	54

		211

	Metals & Mining — 0.2%
71	BHP Billiton Finance USA Ltd., (Australia), 1.125%, 11/21/14	71
70	Rio Tinto Finance USA Ltd., (Australia), 8.950%, 05/01/14	82

		153

	Total Materials	364

	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.0%
450	AT&T, Inc., 6.700%, 11/15/13	497
130	France Telecom S.A., (France), 4.375%, 07/08/14	138
50	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	48

		683

	Wireless Telecommunication Services — 0.3%
120	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	130
70	Vodafone Group plc, (United Kingdom), 4.150%, 06/10/14	75

		205

	Total Telecommunication Services	888

	Utilities — 3.0%
	Electric Utilities — 2.5%
200	Appalachian Power Co., 5.650%, 08/15/12	206
50	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	55
17	Commonwealth Edison Co., 1.950%, 09/01/16	17
	Duke Energy Corp.,
30	3.950%, 09/15/14	32
38	6.300%, 02/01/14	42
1,150	MidAmerican Energy Co., 5.650%, 07/15/12	1,188
50	Nisource Finance Corp., 6.150%, 03/01/13	52
15	Progress Energy, Inc., 6.050%, 03/15/14	16
20	Southern California Edison Co., 4.150%, 09/15/14	22
	Southern Co. (The),
12	1.950%, 09/01/16	12
10	4.150%, 05/15/14	11
50	Spectra Energy Capital LLC, 5.668%, 08/15/14	55

		1,708

	Gas Utilities — 0.3%
85	Atmos Energy Corp., 4.950%, 10/15/14	93
80	Southern California Gas Co., 5.500%, 03/15/14	88
35	TransCanada PipeLines Ltd., (Canada), 4.000%, 06/15/13	37

		218

	Multi-Utilities — 0.2%
130	Dominion Resources, Inc., 5.700%, 09/17/12	135
20	PG&E Corp., 5.750%, 04/01/14	22

		157

	Total Utilities	2,083

	Total Corporate Bonds (Cost $18,176)	18,384

Foreign Government Securities — 0.2%
	Province of Ontario, (Canada),
100	2.950%, 02/05/15	105
45	4.100%, 06/16/14	49

	Total Foreign Government Securities (Cost $145)	154

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — 1.1%
216	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 6.000%, 10/01/24	236
162	Federal Home Loan Mortgage Corp., Gold Pools, 30 Year, Single Family, 6.000%, 06/01/34	179
148	Federal National Mortgage Association, 15 Year, Single Family, 6.000%, 04/01/21	161
165	Federal National Mortgage Association, 20 Year, Single Family, 5.500%, 02/01/23	181

	Total Mortgage Pass-Through Securities (Cost $747)	757

Supranational — 0.1%
38	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $38)	38

U.S. Government Agency Securities — 30.2%
	Federal Farm Credit Bank,
400	2.625%, 04/17/14	420
685	4.900%, 03/06/13	724
	Federal Home Loan Bank,
2,500	1.875%, 06/21/13	2,559
4,000	3.125%, 12/13/13	4,199
	Federal Home Loan Mortgage Corp.,
900	0.750%, 12/28/12	905
1,350	1.000%, 08/20/14	1,358
650	2.500%, 05/27/16	685
	Federal National Mortgage Association,
300	1.250%, 09/28/16	298
500	2.375%, 07/28/15	525
200	2.500%, 05/15/14	209
2,703	4.000%, 03/27/13	2,835
4,000	4.375%, 03/15/13	4,210
1,400	4.625%, 10/15/13	1,510
400	4.750%, 02/21/13	422

	Total U.S. Government Agency Securities (Cost $20,473)	20,859

U.S. Treasury Obligations — 28.3%
	U.S. Treasury Notes,
2,500	0.500%, 11/15/13 (m)	2,511
200	0.625%, 07/31/12	200
500	0.625%, 02/28/13	503
300	0.750%, 08/15/13	303
650	0.875%, 02/29/12 (m)	651
500	1.000%, 04/30/12	502
350	1.000%, 05/15/14	356
350	1.000%, 08/31/16	352
650	1.000%, 10/31/16	652
310	1.250%, 04/15/14	317
2,550	1.375%, 09/15/12	2,575
1,420	1.375%, 02/15/13	1,441
400	1.375%, 11/30/15	411
290	1.500%, 06/30/16	298
200	1.500%, 07/31/16	206
3,175	1.750%, 08/15/12	3,212
100	1.750%, 07/31/15	104
260	1.750%, 05/31/16	271
2,500	2.000%, 11/30/13 (m)	2,586
800	2.000%, 04/30/16	842
415	2.125%, 02/29/16	439
300	2.375%, 03/31/16	321
215	2.500%, 04/30/15	230
250	2.625%, 04/30/16	270

	Total U.S. Treasury Obligations (Cost $19,297)	19,553

SHARES
Short-Term Investment — 0.5%
	Investment Company — 0.5%
343	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $343)	343

	Total Investments —99.6% (Cost $67,943)	68,767
	Other Assets in Excess of Liabilities — 0.4%	257

	NET ASSETS — 100.0%	$69,024

Percentages indicated are based on net assets.

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

CMO	—	Collateralized Mortgage Obligation
REMICS	—	Real Estate Mortgage Investment Conduits
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of November 30, 2011.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency exchange contracts.
~	—	Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,088
Aggregate gross unrealized depreciation	(264)

Net unrealized appreciation/depreciation	$824

Federal income tax cost of investments	$67,943

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities (a)	$343	$68,424	$—	$68,767

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Group

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
January 27, 2012

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
January 27, 2012